Note 20 - Segment Information	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
20.	SEGMENT INFORMATION

The Company does
not
identify or allocate assets by operating segment, nor does the chief operating decision maker (“CODM”) evaluate operating segments using discrete as set information. The Company does not
have inter-segment revenue, and, accordingly, there is
none
to be reported. The Company does
not
allocate gains and losses from interest and other income, or income taxes to operating segments. The accounting policies for segment reporting are the same as for the Company as a whole.

Revenues by geographic region are based on the location to which our products or services are delivered and were as follows:

(In Thousands)

	Years Ended December 31
	2019	2018	2017

China	$52,233	$55,303	$51,962
U.S.A.	2,077	68	160
Taiwan	2,016	1,987	2,305
Japan	1,354	1,485	3,148
Malaysia	1,287	1,396	94
Korea	950	1,201	1,435
Singapore	648	959	905
Other	363	315	196

Total	$60,928	$62,714	$60,205

Revenues by product category were as follows:

(In Thousands)

	Years Ended December 31
	2019	2018	2017

Integrated Circuits
Mixed-signal	$34,944	$39,603	$40,334
Analog	23,901	23,063	19,801
Digital	3	48	50
Licensing revenue	2,080	–	20

Total	$60,928	$62,714	$60,205

For the year ended
December 31, 2019
and
2018,
two
customers accounted for
10%
or more of revenues. For the years ended
December 31, 2017,
only
one
customer accounted for
10%
or more of revenues. The percentage of revenues to these customers was as follows:

	Years Ended December 31
	2019	2018	2017

Customer A	14%	13%	15%
Customer B	12%	11%	9%

Long-lived assets consisted of property and equipment and were as follows based on the physical location of the assets at the end of each year:
(In Thousands)

	December 31
	2019	2018	2017

Taiwan	$7,621	$6,037	$6,145
U.S.A.	4,015	4,029	4,015
China	3,661	3,620	3,565
Other	254	28	30

Total	$15,551	$13,714	$13,755